Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue.
Schedule of revenue from contracts with customers

	Six months ended June 30,		Three months ended June 30,
	2021	2020	2021	2020
In-game purchases	185,481	114,427	102,710	59,498
Advertising	10,852	7,608	6,934	3,762
Total	196,333	122,035	109,644	63,260

The following table summarizes revenue from contracts with customers for the years ended December 31, 2020 and 2019:

	2020	2019
In-game purchases	244,457	89,169
Advertising	15,059	4,642
Total	259,516	93,811

Schedule of revenue disaggregated based on geographical location

	Six months ended June 30,		Three months ended June 30,
	2021	2020	2021	2020
Geographic location
US	63,793	48,650	34,849	25,796
Europe	44,589	27,665	23,682	14,138
FSU*	25,539	18,635	13,904	9,059
Asia	45,066	17,035	26,786	9,005
Other	17,346	10,050	10,423	5,262
Total	196,333	122,035	109,644	63,260
*	Former Soviet Union countries includes Russia, Ukraine, Georgia, Belorussia, Uzbekistan, Armenia, Azerbaijan, Kazakhstan, Kyrgyzstan, Moldova, Turkmenistan, Tajikistan, Latvia, Lithuania and Estonia.

The following table set forth revenue disaggregated based on geographical location of our payers:

	2020	2019
Geographic location
US	96,950	38,066
Europe	61,167	22,956
FSU*	38,772	19,008
Asia	42,158	7,671
Other	20,469	6,110
Total	259,516	93,811
*	Former Soviet Union countries includes Russia, Ukraine, Georgia, Belorussia, Uzbekistan, Armenia, Azerbaijan, Kazakhstan, Kyrgyzstan, Moldova, Turkmenistan, Tajikistan, Latvia, Lithuania and Estonia.